Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 01, 2013
Supplement [Text Block]	dbxetf_SupplementTextBlock

February 7, 2014

DBX ETF TRUST

db X-trackers MSCI Germany Hedged Equity Fund

db X-trackers MSCI Japan Hedged Equity Fund

(the "Funds")

Supplement to the Prospectus and Statement of Additional Information

dated October 1, 2013

Effective immediately, the following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Fees and Expenses—Annual Portfolio Operating Expenses:"

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Expense information in the table has been restated to reflect current fees under the Fund's investment advisory agreement as of February 7, 2014.

The following table replaces the "Example" table in the section of the Prospectus entitled "Fees and Expenses—Example:"

1 Year	3 Years	5 Years	10 Years

$ 46	$ 144	$ 252	$ 567

db X-trackers MSCI Germany Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

February 7, 2014

DBX ETF TRUST

db X-trackers MSCI Germany Hedged Equity Fund

(the "Funds")

Supplement to the Prospectus and Statement of Additional Information

dated October 1, 2013

Effective immediately, the following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Fees and Expenses—Annual Portfolio Operating Expenses:"

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Expense information in the table has been restated to reflect current fees under the Fund's investment advisory agreement as of February 7, 2014.

The following table replaces the "Example" table in the section of the Prospectus entitled "Fees and Expenses—Example:"

1 Year	3 Years	5 Years	10 Years

$ 46	$ 144	$ 252	$ 567

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees under the Fund’s investment advisory agreement as of February 7, 2014.
db X-trackers MSCI Germany Hedged Equity Fund | db X-trackers MSCI Germany Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	567
db X-trackers MSCI Japan Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dbxetf_SupplementTextBlock

February 7, 2014

DBX ETF TRUST

db X-trackers MSCI Japan Hedged Equity Fund

(the "Funds")

Supplement to the Prospectus and Statement of Additional Information

dated October 1, 2013

Effective immediately, the following table replaces the "Annual Portfolio Operating Expenses" table in the section of the Prospectus entitled "Fees and Expenses—Annual Portfolio Operating Expenses:"

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.45%

Expense information in the table has been restated to reflect current fees under the Fund's investment advisory agreement as of February 7, 2014.

The following table replaces the "Example" table in the section of the Prospectus entitled "Fees and Expenses—Example:"

1 Year	3 Years	5 Years	10 Years

$ 46	$ 144	$ 252	$ 567

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information in the table has been restated to reflect current fees under the Fund’s investment advisory agreement as of February 7, 2014.
db X-trackers MSCI Japan Hedged Equity Fund | db X-trackers MSCI Japan Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	$ 567